RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2020
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

11.  RECLAMATION PROVISION

Agnico Eagle’s reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management’s estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates. The discount rates used in the calculation of the reclamation provision at December 31, 2020 ranged between -0.10% and 0.92% (2019 - between 0.75% and 1.86%).

The following table reconciles the beginning and ending carrying amounts of the Company’s asset retirement obligations. The settlement of the obligation is estimated to occur through to 2063.

	As at	As at
	December 31,	December 31,
	2020	2019
Asset retirement obligations - long-term, beginning of year	$419,417	$371,132
Asset retirement obligations - current, beginning of year	9,377	3,856
Current year additions and changes in estimate, net	198,843	36,032
Current year accretion	3,502	5,791
Liabilities settled	(1,892)	(3,839)
Foreign exchange revaluation	17,721	15,822
Reclassification from long-term to current, end of year	(11,320)	(9,377)
Asset retirement obligations - long-term, end of year	$635,648	$419,417

The following table reconciles the beginning and ending carrying amounts of the Company’s environmental remediation liability. The settlement of the obligation is estimated to occur through to 2031.

	As at	As at
	December 31,	December 31,
	2020	2019
Environmental remediation liability - long-term, beginning of year	$7,929	$9,615
Environmental remediation liability - current, beginning of year	3,078	1,555
Current year additions and changes in estimate, net	10,480	2,600
Liabilities settled	(1,539)	(3,269)
Foreign exchange revaluation	137	506
Reclassification from long-term to current, end of year	(3,950)	(3,078)
Environmental remediation liability - long-term, end of year	$16,135	$7,929